Share Options (Details) - Schedule of Outstanding and Exercisable Share Options Separated Ranges of Exercise Prices	12 Months Ended
Dec. 31, 2023 shares
Share Options Outstanding [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options outstanding	1,295,367
Share Options Outstanding [Member] | 0.00 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options outstanding	22,005
Weighted average remaining contractual term (years)	3 years 7 months 9 days
Share Options Outstanding [Member] | 1.14 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options outstanding	166,080
Weighted average remaining contractual term (years)	3 years 3 days
Share Options Outstanding [Member] | 1.48 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options outstanding	50,000
Weighted average remaining contractual term (years)	9 years 8 months 12 days
Share Options Outstanding [Member] | 1.67 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options outstanding	43,200
Weighted average remaining contractual term (years)	1 year 2 months 15 days
Share Options Outstanding [Member] | 1.74 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options outstanding	12,800
Weighted average remaining contractual term (years)	9 years 3 months 18 days
Share Options Outstanding [Member] | 1.83 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options outstanding	765,079
Weighted average remaining contractual term (years)	6 years 11 months 15 days
Share Options Outstanding [Member] | 2.79 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options outstanding	6,400
Weighted average remaining contractual term (years)	9 years 7 months 2 days
Share Options Outstanding [Member] | 3.2 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options outstanding	25,002
Weighted average remaining contractual term (years)	7 years 7 months 24 days
Share Options Outstanding [Member] | 3.79 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options outstanding	60,000
Weighted average remaining contractual term (years)	7 months 2 days
Share Options Outstanding [Member] | 4.00 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options outstanding	76,000
Weighted average remaining contractual term (years)	9 years 2 months 4 days
Share Options Outstanding [Member] | 4.17 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options outstanding	28,800
Weighted average remaining contractual term (years)	2 years 10 days
Share Options Outstanding [Member] | 5.12 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options outstanding	40,000
Weighted average remaining contractual term (years)	5 years 6 months 14 days
Share Options Exercisable [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options exercisable	863,616
Share Options Exercisable [Member] | 0.00 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options exercisable	22,005
Weighted average remaining contractual term (years)	3 years 7 months 9 days
Share Options Exercisable [Member] | 1.14 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options exercisable	166,080
Weighted average remaining contractual term (years)	3 years 3 days
Share Options Exercisable [Member] | 1.48 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options exercisable
Weighted average remaining contractual term (years)
Share Options Exercisable [Member] | 1.67 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options exercisable	43,200
Weighted average remaining contractual term (years)	1 year 2 months 15 days
Share Options Exercisable [Member] | 1.74 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options exercisable	1,600
Weighted average remaining contractual term (years)	9 years 3 months 18 days
Share Options Exercisable [Member] | 1.83 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options exercisable	468,858
Weighted average remaining contractual term (years)	6 years 7 days
Share Options Exercisable [Member] | 2.79 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options exercisable
Share Options Exercisable [Member] | 3.2 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options exercisable	14,064
Weighted average remaining contractual term (years)	7 years 7 months 24 days
Share Options Exercisable [Member] | 3.79 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options exercisable	60,000
Weighted average remaining contractual term (years)	7 months 2 days
Share Options Exercisable [Member] | 4.00 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options exercisable	19,008
Weighted average remaining contractual term (years)	9 years 2 months 4 days
Share Options Exercisable [Member] | 4.17 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options exercisable	28,800
Weighted average remaining contractual term (years)	2 years 10 days
Share Options Exercisable [Member] | 5.12 [Member]
Schedule of Outstanding Share Options Separated Ranges of Exercise Prices [Line Items]
Share options exercisable	40,000
Weighted average remaining contractual term (years)	5 years 6 months 14 days